First Trust Institutional Preferred Securities and Income ETF Investment Objectives and Goals - First Trust Institutional Preferred Securities and Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Institutional Preferred Securities and Income ETF (FPEI)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Institutional Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income.